NUVEEN NEW YORK                                                           NUVEEN
INSURED UNIT TRUST 262                                                       909


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: January 3, 1997
ESTIMATED CURRENT RETURN:
5.05 - 5.25%
ESTIMATED LONG-TERM RETURN:
5.10 - 5.37%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    25.4 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.35 to $96.41 depending on the purchase amount
Cusip           67102K 374 monthly payment plan
Numbers         67102K 382 quarterly payment plan
                67102K 390 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in New York

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2018-20                                            28.6%
2021-23                                            34.2%
2024+                                              37.2%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 01/02/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.05%
     Tax Equivalent Yield                          8.49%

Treasury Bonds
     Yield                                         6.64%
     Tax Equivalent Yield                          7.15%

Corporate Bonds
     Yield                   7.47%

 *COMPARES TRUST AS OF 01/02/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 12/31/96. ASSUMES 40.5% FEDERAL AND STATE INCOME TAX RATE AND A 7.125% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NEW YORK INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   300,000  Dormitory Authority of the State of New York, City University System,       2005 at 102  AAA   Aaa
              Consolidated Second General Resolution Revenue Bonds, Series 1995A, 5.375%
              Due 7/1/25. (Original issue discount bonds delivered on or about November
              30, 1995 at a price of 94.963% of principal amount.)
     500,000  Dormitory Authority of the State of New York, Mental Health Services        2007 at 102  AAA   Aaa
              Facilities Improvement Revenue Bonds, Series 1996E, 5.25% Due 2/15/18.
              (Original issue discount bonds will be delivered on or about January 7,
              1997 at a price of 94.803% of principal amount.)(General Obligation Bonds.)
              (When issued.)
     500,000  Dormitory Authority of the State of New York, St. John's University,        2006 at 102  AAA   Aaa
              Insured Revenue Bonds, Series 1996, 5.70% Due 7/1/26.
     500,000  New York State Energy Research and Development Authority, Gas Facilities    2006 at 102  AAA   Aaa
              Revenue Bonds, 1996 Series (The Brooklyn Union Gas Company Project), 5.50%
              Due 1/1/21.
     500,000  New York City (New York), Municipal Water Finance Authority, Water and      2006 at 101  AAA   Aaa
              Sewer System Revenue Bonds, Fiscal 1997 Series A, 5.625% Due 6/15/19.
     500,000  The City of New York (New York), General Obligation Bonds, Fiscal 1997      2007 at 101  AAA   Aaa
              Series G, 6.00% Due 10/15/26. (When issued.)
     500,000  The Trust for Cultural Resources of the City of New York (New York),        2007 at 102  AAA   Aaa
              Revenue Refunding Bonds, Series 1996A (The Museum Of Modern Art), 5.50% Due
              1/1/21.
     200,000  Municipal Assistance Corporation for the City of Troy (New York), General   No Optional  AAA   Aaa
              Resolution Bonds, Series 1996B, 0.00% Due 1/15/21. (Original issue discount      Call
              bonds delivered on or about November 26, 1996 at a price of 25.695% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM NEW YORK.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/02/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.06. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.35     4.90 %      5.05%   5.10%   5.08%   5.13%   5.10%   5.15 %
 500 / $50,000               99.19     4.75        5.06    5.10    5.09    5.14    5.11    5.16
 1,000 / $100,000            98.93     4.50        5.07    5.13    5.10    5.17    5.12    5.19
 2,500 / $250,000            98.67     4.25        5.08    5.14    5.12    5.18    5.13    5.20
 5,000 / $500,000            97.91     3.50        5.12    5.20    5.15    5.24    5.17    5.26
 10,000 / $1,000,000         97.40     3.00        5.15    5.24    5.18    5.28    5.20    5.30
 25,000 / $2,500,000         96.90     2.50        5.18    5.28    5.21    5.32    5.23    5.34
 50,000 / $5,000,000         96.41     2.00        5.20    5.31    5.23    5.35    5.25    5.37

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      33.0%   36.0%   40.5%      44.0%
         5.05  % 7.54%   7.89%   8.49%      9.02 %
         5.06    7.55    7.91    8.50       9.04
         5.07    7.57    7.92    8.52       9.05
         5.08    7.58    7.94    8.54       9.07
         5.12    7.64    8.00    8.61       9.14
         5.15    7.69    8.05    8.66       9.20
         5.18    7.73    8.09    8.71       9.25
         5.20    7.76    8.13    8.74       9.29

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 02/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 2/15/97   $   .3805
 Monthly plan            3/15/97       .4179   $ 5.0150
 Quarterly plan          5/15/97      1.2609
                         8/15/97      1.2609     5.0470
 Semi-annual plan        5/15/97      1.2663
                        11/15/97      2.5326     5.0660
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.41 =   100.593
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/02/97)        interest
 100.593      X   $5.0150        =   $504.47
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN PENNSYLVANIA                                                       NUVEEN
INSURED UNIT TRUST 220                                                       909


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: January 3, 1997
ESTIMATED CURRENT RETURN:
5.08 - 5.29%
ESTIMATED LONG-TERM RETURN:
5.13 - 5.39%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.9 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.47 to $96.53 depending on the purchase amount
Cusip           6706H8 829 monthly payment plan
Numbers         6706H8 837 quarterly payment plan
                6706H8 845 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Pennsylvania

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2018-19                                            14.3%
2020-21                                             5.0%
2022-23                                             9.3%
2024-25                                            28.5%
2026+                                              42.9%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 01/02/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.08%
     Tax Equivalent Yield                          8.19%

Treasury Bonds
     Yield                                         6.64%
     Tax Equivalent Yield                          6.83%

Corporate Bonds

     Yield                   7.47%

 *COMPARES TRUST AS OF 01/02/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 12/31/96. ASSUMES 38.0% FEDERAL AND STATE INCOME TAX RATE AND A 2.8% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS PENNSYLVANIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Allegheny County Hospital Development Authority (Pennsylvania), Health      2005 at 102  AAA   Aaa
              Center Revenue Bonds, Series of 1995 (University of Pittsburgh Medical
              Center System), 5.375% Due 12/1/25.
     500,000  Lehigh County Industrial Development Authority, Pollution Control Revenue   2005 at 102  AAA   Aaa
              Refunding Bonds, 1995 Series A (Pennsylvania Power & Light Company
              Project), 6.15% Due 8/1/29.
     500,000  Luzerne County Flood Protection Authority (Pennsylvania), Guaranteed Flood  2006 at 100  AAA   Aaa
              Protection Bonds, Series of 1996, 5.65% Due 7/15/26. (General Obligation
              Bonds.)
     500,000  Northeastern Pennsylvania Hospital and Education Authority, Health Care     2007 at 102  AAA   Aaa
              Revenue Bonds, 1996 Series A (Wyoming Valley Health Care Issue), 5.25% Due
              1/1/26. (Original issue discount bonds delivered on or about December 19,
              1996 at a price of 93.647% of principal amount.)
     500,000  City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,     2005 at 102  AAA   Aaa
              Series 1995, 5.60% Due 8/1/18.
     325,000  Pittsburgh (Pennsylvania), Water and Sewer Authority, Water and Sewer       2005 at 100  AAA   Aaa
              System First Lien Revenue Bonds, Series A of 1995, 5.60% Due 9/1/22.
     175,000  Municipal Authority of Westmoreland County (Westmoreland County,            No Optional  AAA   Aaa
              Pennsylvania), Municipal Service Revenue Bonds, Series C of 1993, 0.00% Due      Call
              8/15/20. (Original issue discount bonds delivered on or about November 9,
              1993 at a price of 21.928% of principal amount.)(Escrow Secured.)
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM PENNSYLVANIA AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/02/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.47     4.90 %      5.08%   5.13%   5.11%   5.16%   5.13%   5.18 %
 500 / $50,000               99.32     4.75        5.09    5.14    5.12    5.17    5.14    5.19
 1,000 / $100,000            99.06     4.50        5.10    5.16    5.13    5.19    5.15    5.21
 2,500 / $250,000            98.80     4.25        5.11    5.17    5.14    5.20    5.16    5.22
 5,000 / $500,000            98.03     3.50        5.15    5.23    5.19    5.26    5.20    5.28
 10,000 / $1,000,000         97.53     3.00        5.18    5.27    5.21    5.30    5.23    5.32
 25,000 / $2,500,000         97.03     2.50        5.21    5.30    5.24    5.33    5.26    5.35
 50,000 / $5,000,000         96.53     2.00        5.23    5.34    5.27    5.37    5.29    5.39

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      30.0%   33.0%   38.0%      41.5%
         5.08  % 7.26%   7.58%   8.19%      8.68 %
         5.09    7.27    7.60    8.21       8.70
         5.10    7.29    7.61    8.23       8.72
         5.11    7.30    7.63    8.24       8.74
         5.15    7.36    7.69    8.31       8.80
         5.18    7.40    7.73    8.35       8.85
         5.21    7.44    7.78    8.40       8.91
         5.23    7.47    7.81    8.44       8.94

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 02/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 2/15/97   $   .3928
 Monthly plan            3/15/97       .4209   $ 5.0512
 Quarterly plan          5/15/97      1.2708
                         8/15/97      1.2708     5.0832
 Semi-annual plan        5/15/97      1.2753
                        11/15/97      2.5506     5.1022
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.54 =   100.462
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/02/97)        interest
 100.462      X   $5.0512        =   $507.45
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)